Stock Compensation Plan	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock Compensation Plan

9.   Stock Compensation Plan

In 2018, the Company adopted a stock compensation plan (the “Plan”) pursuant to which the Company’s Board may grant stock awards to officers, key employees and directors. The Plan initially authorized awards to purchase up to 2,974 shares of common stock. The Plan was amended in December 2019 to allow for an additional 3,166 shares of common stock to be issued. The Plan provides for both incentive and nonqualified stock options. The options granted under the Plan may only be granted with an exercise price of not less than fair market value of the Company’s common stock on the date of grant. Awards under the Plan may be either vested or unvested options and each award will specify the vesting period or requisite performance conditions.

The incentive stock options (“ISO”) that have been granted generally vest over 48 months, with 25% vesting at the end of the first year and ratable vesting thereafter for the next 36 months. The nonqualified stock options (“NSO”) that have been granted vest ratably over 10 to 30 months. The ISOs and NSOs generally expire ten years after the date of grant. The fair value of the ISOs and NSOs on the date of grant is recognized as an expense over the requisite service period.

The Company uses the Black-Scholes option-pricing model to calculate the fair value of the options granted. The grant date fair value was based on the following assumptions used within the Black-Scholes option pricing model for the years ended December 31:

	2020	2019
Expected term	5.80	5.72
Risk-free interest rate	0.41%	2.27%
Expected volatility	49.45%	40.98%
Expected dividend yield	—%	—%

The following table summarizes stock option activity for the year ended December 31, 2020:

		Weighted	Average
		average	remaining
		exercise	contractual
Options	Shares	price	term
Outstanding at December 31, 2019	2,159	$0.21	9.39
Granted	1,014	0.56
Exercised	(159)	0.23
Forfeited or expired	(37)	0.56
Outstanding at December 31, 2020	2,978	$0.33	8.71
Expected to vest, December 31, 2020	1,713	0.37	8.84
Exercisable, December 31, 2020	1,265	0.27	8.53

The Company recorded $154 and $101 of stock-based compensation expense for options issued to employees and directors during the years ended December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, unrecognized stock-based compensation expense of $366 and $200, respectively, is related to non-vested options granted, which is anticipated to be recognized over the next weighted average 2.20 years and 2.79 years, respectively, commensurate with the remaining requisite service period.

Aggregate intrinsic value represents the estimated fair value of the Company’s Common Stock at the end of the period in excess of the weighted average exercise price multiplied by the number of options outstanding or exercisable. The intrinsic value for all outstanding options as of December 31, 2020 was $39,109 and $16,690 for those awards exercisable. The intrinsic value of options forfeited in the year ended December 31, 2020 was $472. No options were forfeited as of December 31, 2019.

The weighted average grant date fair value of options granted during the years ended December 31, 2020 and 2019 was $0.33 and $0.14, respectively. The total intrinsic value of options exercised in the year ended December 31, 2020 was $2,100. No options were exercised as of December 31, 2019. The Company will use authorized and unissued shares to satisfy award exercises.

During the year ended December 31, 2020, the Company granted Restricted Stock Units (“RSU”) to directors, officers, and employees. The following table summarizes RSU activity for the year ended December 31, 2020:

		Weighted average
		grant date fair
RSUs	Units	value
Outstanding at December 31, 2019	—	$—
Granted	3,002	8.90
Vested	—	—
Forfeited	(457)	7.91
Unvested at December 31, 2020	2,545	$9.07
Expected to vest, December 31, 2020	2,545	$9.07

The RSUs contain performance and service vesting conditions. The requisite service period for 2,330 of the RSUs outstanding at December 31, 2020, is 48 months, with 25% vesting at the end of the first year and ratable vesting every 3 months thereafter for the next 36 months. The remaining 215 RSUs vest ratably every 3 months over 36 months. Vesting of the RSUs is also dependent upon a liquidity event, which has not occurred at December 31, 2020. Accordingly, the Company has not recognized any stock-based compensation related to the RSUs through the period ended December 31, 2020. As of December 31, 2020, unrecognized stock-based compensation expense of $23,091 is related to non-vested RSUs granted.

On October 8, 2018, the Company granted a restricted stock award to a director with a twelve-month requisite service period. The award share total was 215 and the grant date fair value was based upon a common stock value of $0.23. The award was fully vested by December 31, 2019. The number of shares vested was 0 and 179 during the year ended December 31, 2020 and 2019, respectively.

Stock-based compensation expense recognized related to this restricted stock award was $ — and $38 in the years ended December 31, 2020 and 2019, respectively.

Aggregate stock-based compensation expense of $154 and $140 for the year ended December 31, 2020 and 2019, respectively, is included in selling, general, and administrative expense within the Company’s Consolidated Statements of Operations and Comprehensive Loss.